Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust II
Prospectus Date	rr_ProspectusDate	Jul. 01, 2021
Document Creation Date	dei_DocumentCreationDate	Nov. 01, 2021